Shareholder Report, Average Annual Return (Details)		12 Months Ended	60 Months Ended	120 Months Ended
		Sep. 30, 2025	Sep. 30, 2025	Sep. 30, 2025
C000152359 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class I/VARBX)
Average Annual Return, Percent		5.74%	5.13%	3.98%
C000248222 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class C/VARCX)
Average Annual Return, Percent	[1]	3.67%	4.02%	2.88%
C000152358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class A/VARAX)
Average Annual Return, Percent		(0.69%)	3.57%	3.04%
C000174208 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class A/FTMAX)
Average Annual Return, Percent		1.25%	4.71%	3.72%
C000239642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class C/FTMCX)
Average Annual Return, Percent	[2],[3]	4.23%	4.99%	3.46%
C000174209 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class I/FTMIX)
Average Annual Return, Percent		6.34%	6.10%	4.56%
Without Sales Load [Member] | C000248222 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class C/VARCX) - excluding sales load
Average Annual Return, Percent	[1],[4]	4.65%	4.02%	2.88%
Without Sales Load [Member] | C000152358 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Merger Arbitrage Fund (Class A/VARAX) - excluding sales load
Average Annual Return, Percent	[5]	5.35%	4.80%	3.65%
Without Sales Load [Member] | C000174208 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class A/FTMAX)—excluding sales load
Average Annual Return, Percent	[6]	6.04%	5.79%	4.25%
Without Sales Load [Member] | C000239642 [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		First Trust Multi-Strategy Fund (Class C/FTMCX)—excluding sales load
Average Annual Return, Percent	[2],[3]	5.22%	4.99%	3.46%
Standard & Poor's 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500 Index
Average Annual Return, Percent		17.60%	16.47%	15.30%
Bloomberg U S Aggregate Bond S000055376 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		2.88%	(0.45%)	1.84%
Blended Benchmark Index 50 S And P 500 Index 50 Bloomberg U S Aggregate Bond Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Blended Benchmark Index (50% S&P 500 Index/50% Bloomberg U.S. Aggregate Bond Index)
Average Annual Return, Percent		10.20%	7.92%	8.65%
ICE BofA Merrill Lynch 3 Month US Treasury Bill Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA Merrill Lynch 3-Month US Treasury Bill Index
Average Annual Return, Percent		4.41%	2.99%	2.09%

[1]	Class C shares commenced operations on January 31, 2024. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares. Returns shown include Rule 12b-1 fees of up to 1.00%.
[2]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[3]	Class C shares commenced operations on November 14, 2022. The performance figures for Class C shares include the performance for the Class I shares for the periods prior to the inception date of Class C shares, adjusted for the difference in Class C shares and Class I shares expenses. Class C shares impose higher expenses than Class I shares. Returns shown include Rule 12b-1 fees of up to 1.00%.
[4]	A contingent deferred sales charge of 1.00% may be imposed on any redemptions of shares within 12 months of the date of purchase.
[5]	Prior to November 18, 2024, returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase to the extent a finder's fee was paid on the sale of such shares. There are no sales charges on investments of $250,000. On sales of $25,000 or more, the sales charge will be reduced. Prior to November 18, 2024, the CDSC was 1.00%.
[6]	Returns shown do not include payment of sales load of 4.50% of offering price which is reduced on sales of $25,000 or more. Returns shown did not include payment of the sales load of 5.75% of offering price which was reduced on sales of $25,000 or more. Prior to August 22, 2022, returns shown did not include payment of sales load of 5.00% of offering price which was reduced on sales of $50,000 or more. Returns do not include payment of Contingent Deferred Sales Charge (“CDSC”) of 0.50% on certain redemptions of Class A shares made within 12 months of purchase to the extent a finder's fee was paid on the sale of such shares. There are no sales charges on investments of $250,000. On sales of $25,000 or more, the sales charge will be reduced. Returns shown include Rule 12b-1 fees of up to 0.25%.